Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Beginning balance	$ 1,254,925
Ending balance	1,344,871	$ 1,254,925
Level 3
Statement [line items]
Beginning balance	23,848	22,157
Acquisitions through business combinations	18
Addition	3,952	5,628
Disposal		(4,630)
Capital reduction of investment	(89)	(338)
Recognized in other comprehensive income	(469)	(213)
Recognized in profit or loss	1,152	1,244
Ending balance	28,412	23,848
Financial assets at fair value through profit or loss
Statement [line items]
Beginning balance	25,694
Ending balance	52,520	25,694
Financial assets at fair value through profit or loss | Level 3
Statement [line items]
Beginning balance	23,554	21,650
Acquisitions through business combinations	18
Addition	3,153	5,628
Disposal		(4,630)
Capital reduction of investment	(89)	(338)
Recognized in profit or loss	1,152	1,244
Ending balance	27,788	23,554
Financial assets at fair value through other comprehensive income
Statement [line items]
Beginning balance	53,920
Ending balance	109,356	53,920
Financial assets at fair value through other comprehensive income | Level 3
Statement [line items]
Beginning balance	294	507
Addition	799
Recognized in other comprehensive income	(469)	(213)
Ending balance	$ 624	$ 294